OTHER INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2025	$ 77,261
2026	68,164
2027	46,377
2028	37,971
2029	1,573
Thereafter	0
Estimated amortization expense	$ 231,346